Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	CannAssist International Corp
Entity Central Index Key	0001709542
Document Type	S-1/A
Document Period End Date	Sep. 30, 2018
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This registration statement and the prospectus therein covers the registration of 6,300,000 shares of common stock offered by the holders thereof.
Current Fiscal Year End Date	--12-31
Entity's Reporting Status Current	Yes
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Filer Category	Non-accelerated Filer